Accumulated Other Comprehensive Income (Loss) - Components of AOCI (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative translation adjustments	$ (371.0)	$ (34.7)
Market value of derivative financial instruments, net of tax	(9.3)	(8.9)
Accumulated other comprehensive income (loss)	$ (380.3)	$ (43.6)